UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

COMMON STOCKS - 0.0%			Shares		Value
Telecommunications
Samsung SDI Co. Ltd. (1)			222		$10,405
TOTAL COMMON STOCKS (Cost $11,161)					10,405

FOREIGN GOVERNMENT NOTES/BONDS - 8.5% (1)(2)			Amount		Value
French Republic Government Bond OAT
0.721%, 05/25/2050			1,510,000	EUR	2,090,955
Italy Buoni Poliennali Del Tesoro
1.884%, 09/01/2049			3,330,000	EUR	5,264,190
2.114%, 03/01/2067			1,430,000	EUR	1,856,938
Republic of South Africa Government Bond
9.471%, 02/28/2035			101,990,000	ZAR	6,343,313
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $15,961,594)					15,555,396

PURCHASED OPTIONS AND WARRANTS - 5.6%		Contracts	Notional		Value
Call Options Purchased - 0.3%
Crude Oil Dec 19 Futures at $90, October 28, 2019 (3)		30	1,777,500	USD	1,200
Crude Oil Dec 19 Futures at $100, October 28, 2019 (3)		30	1,777,500	USD	600
Crude Oil Dec 21 Futures at $90, October 26, 2021 (3)		30	1,662,600	USD	18,000
Crude Oil Dec 21 Futures at $100, October 26, 2021 (3)		30	1,662,600	USD	12,000
Gold Dec 19 Futures at $1,400, November 25, 2019 (3)		68	10,015,720	USD	529,720
Nikkei 225 at $22,625, November 11, 2019 (1)		52	10,460,506	JPY	50,497
Silver Nov 19 Futures at $18, October 28, 2019 (3)		49	4,164,510	USD	36,260
Total Call Options Purchased (Premiums Paid $600,591)					648,277

Put Option Purchased - 0.3%
Euro STOXX 50 at $3,375, November 15, 2019 (1)		328	12,765,010	EUR	90,449
Gold Dec 19 Futures at $1,450, November 25, 2019 (3)		141	20,767,890	USD	258,030
E-mini S&P 500 at $2,850, October 31, 2019		71	10,573,675	USD	70,645
E-mini S&P 500 at $2,900, October 31, 2019		87	12,956,475	USD	123,540
Total Put Option Purchased (Premiums Paid $580,727)					542,664

Over-The-Counter Options Purchased - 0.5%	Counterparty [a]
AUD Call / CAD Put at 0.930, November 1, 2019	JPM		31,449,000	AUD	5,710
AUD Call / NZD Put at 1.080, Jaunary 7, 2020	JPM		23,420,000	AUD	158,247
AUD Call / NZD Put at 1.090, October 31, 2019	JPM		7,807,000	AUD	10,469
CAD Put / NOK Call at 6.450, February 28, 2020 (4)(5)	JPM		421,000	CAD	45,367
CAD Put / NOK Call at 6.550, December 9, 2019 (4)(5)	JPM		335,000	CAD	26,588
EUR Call / JPY Put at 122.000, October 16, 2019	JPM		19,164,000	EUR	1,003
EUR Call / USD Put at 1.120, November 1, 2019	JPM		19,247,000	EUR	16,342
EUR Call / USD Put at 1.130, November 1, 2019 (5)	JPM		205,000	EUR	7,109
EUR Call / USD Put at 1.135, November 1, 2019 (5)	JPM		385,000	EUR	8,637
EUR Call / USD Put at 1.140, November 1, 2019 (5)	JPM		377,000	EUR	5,509
EUR Call / USD Put at 1.150, November 1, 2019 (5)	JPM		185,000	EUR	1,180
EUR Call / USD Put at 1.160, November 1, 2019 (5)	JPM		185,000	EUR	539
EUR Call / USD Put at 1.170, November 1, 2019 (5)	JPM		185,000	EUR	257
EUR Call / USD Put at 1.180, December 12, 2019 (4)(5)	GS		1,824,000	EUR	39,135
EUR Put / HUF Call at 333.000, October 30, 2019	JPM		14,499,000	EUR	55,880
EUR Put / USD Call at 1.050, February 28, 2020 (4)(5)	GS		1,028,000	EUR	256,494
EUR/USD >= 1.1175 and SX5E <= 3364, December 20, 2019 (6)	GS		967,000	EUR	103,291
EUR/GBP <= 0.8625 and EUR/CHF >= 1.1039, November 22, 2019 (6)	GS		967,000	EUR	38,340
EUR/USD >= 1.1503 and EUR/MXN <= 21.5681, September 26, 2019 (6)	GS		562,000	EUR	–
GBP Call / USD Knock-in Put at 1.270, October 28, 2019 (7)	JPM		8,484,000	GBP	876
GBP Put / USD Knock-in Call at 1.210, October 28, 2019 (5)(8)	GS		424,000	GBP	50,920
NZD Call / JPY Put at 74.000, December 11, 2019 (5)	JPM		1,891,000	NZD	216
USD Call / GBP Put at 0.810, October 25, 2019	JPM		10,395,000	USD	128,098
Total Over-The-Counter Options Purchased (Premiums Paid $1,655,058)					960,207

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

Warrants - 4.5%	Counterparty [a]	Contracts	Notional		Value
Euro STOXX 50 Index Dispersion Warrants (1)(9)
Effective: 10/04/2018, Expiration: 12/20/2019, Strike: 16.50%	HSBC	520	520,000	EUR	$715,997
Effective: 10/18/2018, Expiration: 12/20/2019, Strike: 16.81%	JPM	6	600,000	EUR	891,249
Effective: 03/21/2019, Expiration: 03/20/2020, Strike: 16.05%	JPM	7	700,000	EUR	817,051
EURO STOXX Select Dividend 30 Index Warrant (1)
Effective: 07/10/2019, Expiration: 06/19/2020, Strike: 15.18%	UBS	44	440,000	EUR	442,440
Multiple Markets Index Dispersion Warrants (10)
Effective: 01/25/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	247,178
Effective: 02/15/2019, Expiration: 12/18/2020 (1)	HSBC	4,020	402,000	EUR	408,323
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	298,000	USD	263,581
Effective: 03/19/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	250,113
NASDAQ 100 Stock Index Dispersion Warrants (9)
Effective: 01/10/2019, Expiration: 01/17/2020, Strike: 22.64%	HSBC	293	293,000	USD	284,140
Effective: 04/29/2019, Expiration: 06/19/2020, Strike: 18.10%	HSBC	251	251,000	USD	214,452
S&P 500 Index Dispersion Warrants (9)
Effective: 11/26/2018, Expiration: 01/17/2020, Strike: 18.86%	JPM	9	900,000	USD	946,733
Effective: 12/13/2018, Expiration: 01/17/2020, Strike: 19.12%	JPM	6	600,000	USD	616,290
Effective: 01/07/2019, Expiration: 01/17/2020, Strike: 19.05%	HSBC	620	620,000	USD	618,648
Effective: 05/23/2019, Expiration: 06/19/2020, Strike: 16.94%	JPM	8	800,000	USD	812,553
Effective: 08/20/2019, Expiration: 06/19/2020, Strike: 16.95%	JPM	6	600,000	USD	592,589
Total Warrants (Cost $7,888,440)					8,121,337

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $10,724,816)					10,272,485

			Principal
SHORT-TERM INVESTMENTS - 58.0%			Amount		Value
United States Treasury Bills - 58.0% (2)
2.351%, 11/07/2019			6,900,000	USD	6,887,850
2.362%, 11/14/2019			7,000,000	USD	6,984,621
2.022%, 11/21/2019			3,800,000	USD	3,790,350
2.028%, 11/29/2019			5,000,000	USD	4,985,270
1.859%, 01/23/2020			10,300,000	USD	10,241,638
1.916%, 02/06/2020			3,100,000	USD	3,080,307
1.860%, 02/13/2020			15,000,000	USD	14,900,297
1.850%, 02/20/2020			13,800,000	USD	13,702,837
1.852%, 02/27/2020			15,000,000	USD	14,889,637
1.846%, 03/05/2020			13,000,000	USD	12,899,999
1.841%, 03/12/2020			13,400,000	USD	13,291,639
Total United States Treasury Bills (Cost $105,623,665)					105,654,445

TOTAL SHORT-TERM INVESTMENTS (Cost $105,623,665)					105,654,445

UNITED STATES TREASURY BONDS - 14.9%
United States Treasury Inflation Indexed Bonds (2)
0.112%, 04/15/2024			21,170,013	USD	21,452,416
0.429%, 01/15/2029			5,253,289	USD	5,587,305
TOTAL UNITED STATES TREASURY BONDS (Cost $27,005,851)					27,039,721

Investments, at value (Cost $159,327,087) - 87.0%					158,532,452
Other Assets in Excess of Liabilities - 13.0%					23,659,726
TOTAL NET ASSETS - 100.0%					$182,192,178

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Position held in subsidiary.
(4)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(5)	Binary option - Payoff is either notional amount or nothing.
(6)	Dual binary option - Option only pays if both terms are met at maturity.
(7)	Option includes a knock-in barrier at $1.230. The option can only be exercised if it trades at or below the level during market hours on or before expiration.
(8)	Option includes a knock-in barrier at $1.273. The option can only be exercised if it trades at or above the level during market hours on or before expiration.
(9)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(10)
The payout of the Multiple Markets Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS- Morgan Stanley
UBS- UBS AG

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

WRITTEN OPTIONS - (0.1%)	Contracts	Notional		Value
Call Option Written - (0.0%)
E-mini S&P 500 at $3,080, October 31, 2019	(71)	(10,573,675)	USD	$(20,235)
Gold Dec 19 Futures at $1,650, November 25, 2019 (1)	(59)	(8,690,110)	USD	(15,340)
Silver Dec 19 Futures at $20.00, November 25, 2019 (1)	(45)	(3,824,550)	USD	(20,475)
Silver Dec 19 Futures at $20.50, November 25, 2019 (1)	(94)	(7,989,060)	USD	(33,840)
Silver Dec 19 Futures at $21.00, November 25, 2019 (1)	(45)	(3,824,550)	USD	(13,275)
Total Call Option Written (Premiums Received $580,763)				(103,165)

Put Option Written - (0.1%)
Crude Oil Dec 19 Futures at $58, October 28, 2019 (1)	(99)	(586,575)	USD	(161,370)
Total Put Option Written (Premiums Received $127,808)				(161,370)

TOTAL WRITTEN OPTIONS (Premiums Received $708,571)				$(264,535)

(1)	Position held in subsidiary.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	September 30, 2019	Received	Amount	September 30, 2019	Gain/(Loss)
10/01/2019	USD	129,216	$129,216	EUR	118,035	$128,663	$(553)
10/02/2019	AUD	65,326	44,095	USD	44,130	44,130	35
10/02/2019	USD	10,478	10,478	AUD	15,511	10,470	(8)
10/02/2019	USD	27,412	27,412	EUR	25,071	27,330	(82)
10/31/2019	EUR	3,857,000	4,214,656	GBP	3,421,510	4,212,710	(1,946)
10/31/2019	EUR	1,725,986	1,886,036	USD	1,891,925	1,891,925	5,889
10/31/2019	NOK	11,462,746	1,260,722	USD	1,270,426	1,270,426	9,704
10/31/2019	SEK	17,177,821	1,748,865	USD	1,771,821	1,771,821	22,956
10/31/2019	USD	11,593,963	11,593,963	EUR	10,530,882	11,507,400	(86,563)
10/31/2019	USD	14,833,853	14,833,853	GBP	11,944,116	14,706,107	(127,746)
10/31/2019	USD	8,632,814	8,632,814	JPY	923,990,749	8,565,030	(67,784)
12/18/2019	BRL	2,666,423	638,634	USD	643,246	643,246	4,612
12/18/2019	CLP	491,055,491	674,562	USD	680,198	680,198	5,636
12/18/2019	HUF	618,376,801	2,022,946	USD	2,076,200	2,076,200	53,254
12/18/2019	IDR	28,549,599,700	1,994,012	USD	2,006,000	2,006,000	11,988
12/18/2019	INR	2,173,320	30,405	USD	30,000	30,000	(405)
12/18/2019	KRW	143,346,200	120,128	USD	120,000	120,000	(128)
12/18/2019	MXN	165,427,391	8,276,413	USD	8,325,912	8,325,912	49,499
12/18/2019	PHP	1,043,630	20,069	USD	20,000	20,000	(69)
12/18/2019	PLN	3,067,264	765,789	USD	776,274	776,274	10,485
12/18/2019	RUB	1,331,936	20,310	USD	20,000	20,000	(310)
12/18/2019	SGD	9,462,876	6,852,935	USD	6,841,597	6,841,597	(11,338)
12/18/2019	THB	159,697,240	5,229,674	USD	5,227,423	5,227,423	(2,251)
12/18/2019	TWD	16,173,942	523,752	USD	521,492	521,492	(2,260)
12/18/2019	USD	10,000	10,000	BRL	41,115	9,847	(153)
12/18/2019	USD	5,178,782	5,178,782	IDR	74,406,812,319	5,196,853	18,071
12/18/2019	USD	2,804,896	2,804,896	INR	203,485,395	2,846,777	41,881
12/18/2019	USD	3,213,615	3,213,615	KRW	3,847,822,449	3,224,572	10,957
12/18/2019	USD	9,088,575	9,088,575	MXN	179,549,827	8,982,965	(105,610)
12/18/2019	USD	3,319,554	3,319,554	PHP	173,499,554	3,336,412	16,858
12/18/2019	USD	10,000	10,000	PLN	39,925	9,968	(32)
12/18/2019	USD	840,241	840,241	RUB	55,818,141	851,156	10,915
12/18/2019	USD	30,000	30,000	SGD	41,343	29,940	(60)
12/18/2019	USD	110,000	110,000	TWD	3,372,020	109,194	(806)
12/18/2019	USD	3,358,586	3,358,586	ZAR	49,415,176	3,228,968	(129,618)
12/18/2019	ZAR	148,142,919	9,680,197	USD	9,851,537	9,851,537	171,340
							$(93,642)

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	8	October 2019	928,240	EUR	$6,318
	Australia SPI 200 Index	34	December 2019	5,679,700	AUD	(5,597)
	Australian 3 Year Government Bond	62	December 2019	7,172,833	AUD	23,710
	Australian 10 Year Government Bond	13	December 2019	1,915,541	AUD	14,956
	Australian Dollar	(17)	December 2019	(1,150,560)	USD	21,457
*	Brent Crude	74	October 2021	4,101,080	USD	(301,467)
	British Pound	(36)	December 2019	(2,774,700)	USD	11,185
	CAC 40 Index	34	October 2019	1,929,840	EUR	20,989
	Canadian 10 Year Government Bond	10	December 2019	1,426,000	CAD	(12,104)
	Canadian Dollar	11	December 2019	831,930	USD	(3,056)
*	Canola	(107)	November 2019	(965,782)	CAD	(1,128)
	CBOE Volatility Index	(2)	October 2019	(34,250)	USD	243
*	Cocoa	4	December 2019	97,680	USD	(1,893)
*	Coffee 'C'	(5)	December 2019	(189,656)	USD	(3,672)
*	Copper	(2)	December 2019	(128,925)	USD	95
*	Corn	(14)	December 2019	(271,600)	USD	(14,511)
*	Cotton No. 2	(13)	December 2019	(395,395)	USD	14,534
	DAX Index	5	December 2019	1,551,375	EUR	4,528
	E-mini Dow	3	December 2019	403,515	USD	(1,782)
	E-mini Russell 2000 Index	(1)	December 2019	(76,250)	USD	2,935
	E-mini S&P 500	133	December 2019	19,807,025	USD	(55,126)
	Euro FX Currency	1	December 2019	137,031	USD	(1,864)
	Euro STOXX 50 Index	(438)	December 2019	(15,570,900)	EUR	(206,941)
	Euro STOXX 50 Volatility Index	(2)	October 2019	(3,300)	EUR	396
	Euro-BTP Italian Government Bond	(128)	December 2019	(18,667,520)	EUR	27,659
	Euro-Bund	64	December 2019	11,152,000	EUR	49,920
	Euro-BUXL 30 Year Bond	(33)	December 2019	(7,177,500)	EUR	48,102
	Euro-OAT	5	December 2019	851,550	EUR	(779)
*	European Emission Allowances	10	December 2019	247,200	EUR	(6,126)
*	Feeder Cattle	(3)	November 2019	(212,888)	USD	(12,391)
	FTSE 100 Index	31	December 2019	2,288,885	GBP	42,333
	FTSE 250 Index	23	December 2019	913,744	GBP	(5,127)
	FTSE/JSE TOP 40 Index	(4)	December 2019	(1,972,880)	ZAR	6,149
	FTSE/MIB Index	6	December 2019	661,980	EUR	7,862
*	Gold 100 oz	17	December 2019	2,503,930	USD	(46,789)
	Hang Seng China Enterprises Index	47	October 2019	23,993,500	HKD	(1,069)
	Hang Seng Index	2	October 2019	2,604,200	HKD	270
*	Hard Red Winter Wheat	(5)	December 2019	(103,750)	USD	2,115
	IBEX 35 Index	4	October 2019	369,300	EUR	8,563
	Japanese Yen	19	December 2019	2,208,275	USD	(7,820)
	Korea Stock Exchange KOSPI 200 Index	(4)	December 2019	(274,150,000)	KRW	(5,873)
*	Lean Hogs	(6)	December 2019	(174,240)	USD	(29,469)
*	Live Cattle	(5)	December 2019	(220,600)	USD	(14,017)
*	London Metal Exchange Copper	1	October 2019	142,656	USD	(3,597)
*	London Metal Exchange Copper	(1)	October 2019	(142,656)	USD	1,191
*	London Metal Exchange Copper	(1)	November 2019	(142,950)	USD	3,485
*	London Metal Exchange Lead	1	October 2019	53,306	USD	1,472
*	London Metal Exchange Lead	(1)	October 2019	(53,306)	USD	(809)
*	London Metal Exchange Lead	1	November 2019	53,469	USD	947

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Nickel	2	October 2019	206,388	USD	$20,382
*	London Metal Exchange Nickel	(2)	October 2019	(206,388)	USD	13,728
*	London Metal Exchange Nickel	2	November 2019	205,320	USD	(8,436)
*	London Metal Exchange Primary Aluminum	11	October 2019	469,563	USD	(29,064)
*	London Metal Exchange Primary Aluminum	(11)	October 2019	(469,563)	USD	16,255
*	London Metal Exchange Primary Aluminum	(9)	November 2019	(387,394)	USD	24,555
*	London Metal Exchange Tin	3	October 2019	238,935	USD	(26,574)
*	London Metal Exchange Tin	(3)	October 2019	(238,935)	USD	13,956
*	London Metal Exchange Tin	1	November 2019	79,655	USD	(8,328)
*	London Metal Exchange Tin	(3)	November 2019	(238,965)	USD	26,226
*	London Metal Exchange Zinc	4	October 2019	243,150	USD	7,132
*	London Metal Exchange Zinc	(4)	October 2019	(243,150)	USD	(17,872)
*	London Metal Exchange Zinc	(3)	November 2019	(180,863)	USD	(3,684)
	Long Gilt	4	December 2019	536,960	GBP	2,036
	Mexican Peso	37	December 2019	926,110	USD	(11,585)
*	Milling Wheat No. 2	(20)	December 2019	(174,750)	EUR	(478)
	MSCI Emerging Markets Index	85	December 2019	4,258,075	USD	(108,190)
	MSCI Taiwan Stock Index	15	October 2019	610,650	USD	6,791
	MSCI World Index	(20)	December 2019	(1,279,200)	USD	9,652
	NASDAQ 100 E-mini	(6)	December 2019	(932,460)	USD	17,263
*	Natural Gas	(2)	October 2019	(46,600)	USD	5,655
	New Zealand Dollar	(13)	December 2019	(815,620)	USD	16,089
	Nikkei 225 Mini	211	October 2019	459,030,500	JPY	104,170
	OMX 30 Index	45	October 2019	7,414,875	SEK	(3,660)
*	Palladium	2	December 2019	329,500	USD	40,925
*	Platinum	119	January 2020	5,290,740	USD	(293,303)
*	Red Spring Wheat	(5)	December 2019	(136,125)	USD	(3,926)
*	Robusta Coffee	(22)	November 2019	(290,400)	USD	1,736
	S&P/Toronto Stock Exchange 60 Index	31	December 2019	6,175,820	CAD	(11,894)
	SGX MSCI Singapore Index	18	October 2019	646,650	SGD	1,116
	SGX Nikkei 225 Index	38	December 2019	413,060,000	JPY	84,067
*	SGX TSI Iron Ore	15	December 2019	128,445	USD	4,240
	Short-Term Euro-BTP	5	December 2019	563,450	EUR	475
*	Silver	75	December 2019	6,374,250	USD	(412,574)
*	Soybean	(5)	November 2019	(226,500)	USD	(7,090)
*	Soybean Meal	(8)	December 2019	(240,800)	USD	11,749
*	Soybean Oil	(8)	December 2019	(139,584)	USD	(4,062)
*	Sugar No. 11	(17)	February 2020	(240,856)	USD	(14,771)
*	TTF Natural Gas	(5)	October 2019	(59,011)	EUR	249
	U.S. 5 Year Treasury Note	328	December 2019	39,080,688	USD	(14,125)
	U.S. 10 Year Treasury Note	13	December 2019	1,694,063	USD	(24)
	U.S. Treasury Long Bond	2	December 2019	324,625	USD	(6,691)
*	UK Natural Gas	(5)	October 2019	(64,770)	GBP	579
	Ultra 10-Year U.S. Treasury Note	4	December 2019	569,625	USD	(10,476)
	Ultra T-Bond	1	December 2019	191,906	USD	(7,439)
*	Wheat	(3)	December 2019	(74,363)	USD	(384)
*	White Sugar	(16)	November 2019	(275,440)	USD	(18,367)
						$(1,015,564)
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
0.820%	AUD-BBR-BBSW 1.050%	6 Month	12/18/2019	12/18/2024	15,782,923	AUD	$56,781	$6,925	$49,856
0.867%	AUD-BBR-BBSW 1.050%	6 Month	12/18/2019	12/18/2024	9,660,228	AUD	19,758	5,435	14,323
CAD-BA-CDOR 1.980%	1.470%	3 Month	12/18/2019	12/18/2024	14,310,863	CAD	(132,477)	-	(132,477)
CNY-CNREPOFIX 2.977%	2.870%	3 Month	12/18/2019	12/18/2024	77,741,400	CNY	(28,080)	(5,451)	(22,629)
1.051%	GBP-LIBOR-BBA 0.827%	6 Month	6/26/2020	6/26/2030	25,668,139	GBP	(1,263,818)	(177,062)	(1,086,756)
GBP-LIBOR-BBA 0.827%	0.900%	6 Month	6/26/2020	6/26/2025	49,535,864	GBP	985,727	387,301	598,426
HKD-HIBOR-HKAB 2.280%	1.570%	3 Month	12/18/2019	12/18/2022	31,300,000	HKD	(15,250)	-	(15,250)
HUF-BUBOR-Reuters 0.250%	1.080%	6 Month	12/18/2019	12/18/2029	265,900,000	HUF	(20,666)	-	(20,666)
HUF-BUBOR-Reuters 0.250%	0.410%	6 Month	12/18/2019	12/18/2022	1,116,900,000	HUF	(13,153)	-	(13,153)
NZD-BBR-FRA 1.22%	0.900%	3 Month	12/18/2019	12/18/2022	6,400,000	NZD	1,081	(987)	2,068
PLN-WIBOR-WIBO 1.690%	1.430%	6 Month	12/18/2019	12/18/2029	4,500,000	PLN	(23,538)	-	(23,538)
PLN-WIBOR-WIBO 1.690%	1.450%	6 Month	12/18/2019	12/18/2022	18,600,000	PLN	(28,891)	-	(28,891)
SGD-SOR-VWAP 1.673%	1.590%	6 Month	12/18/2019	12/18/2029	2,000,000	SGD	(13,567)	-	(13,567)
SGD-SOR-VWAP 1.673%	1.470%	6 Month	12/18/2019	12/18/2022	7,500,000	SGD	(14,650)	-	(14,650)
USD-LIBOR-BBA 2.085%	1.280%	3 Month	12/18/2019	12/18/2022	2,700,000	USD	(17,508)	(718)	(16,790)
USD-LIBOR-BBA 2.085%	1.250%	3 Month	12/18/2019	12/18/2024	44,193,300	USD	(488,188)	(507,658)	19,470
1.660%	USD-LIBOR-BBA 2.085%	3 Month	8/27/2024	8/27/2029	73,097,400	USD	(81,678)	118,387	(200,065)
Total of Interest Rate Swaps							$(1,078,117)	$(173,828)	$(904,289)

INFLATION SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	23,006,805	GBP	(224,168)	(8,934)	(215,234)
1.145%	EUR EXT CPI	At maturity	7/15/2019	7/15/2029	1,081,600	EUR	(21,520)	-	(21,520)
1.148%	EUR EXT CPI	At maturity	7/15/2019	7/15/2029	3,300,340	EUR	(66,697)	(3,022)	(63,675)
1.980%	US CPI U	At maturity	7/15/2019	7/15/2029	8,179,000	USD	(213,056)	-	(213,056)
1.696%	US CPI U	At maturity	8/8/2019	8/8/2024	26,770,470	USD	(148,712)	(5,788)	(142,924)
1.802%	US CPI U	At maturity	6/10/2019	6/10/2024	21,276,888	USD	(207,209)	-	(207,209)
UK RPI	3.515%	At maturity	4/15/2019	4/15/2024	3,899,300	GBP	(76,586)	(48,561)	(28,025)
UK RPI	3.468%	At maturity	9/15/2018	9/15/2023	8,232,613	GBP	(82,703)	1,775	(84,478)
US CPI U	1.998%	At maturity	3/26/2019	3/26/2024	10,254,932	USD	(173,577)	(74,411)	(99,166)
1.770%	US CPI U	At maturity	3/26/2019	3/26/2024	14,713,106	USD	(77,884)	-	(77,884)
Total of Inflation Swaps							$(1,292,112)	$(138,941)	$(1,153,171)

CREDIT DEFAULT SWAPS
Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit iTraxx Europe Crossover Index	Sell	5.00%	12/20/2024	100,000	EUR	14,160	14,844	(684)
Markit iTraxx Europe Index	Sell	1.00%	12/20/2024	100,000	EUR	2,717	2,573	144
Markit CDX North America High Yield Index	Sell	5.00%	12/20/2024	100,000	USD	6,490	6,490	-
Markit CDX Emerging Markets Index	Sell	1.00%	12/20/2024	100,000	USD	(5,111)	(5,061)	(50)
Markit CDX North American Investment Grade Index	Sell	1.00%	12/20/2024	100,000	USD	1,995	1,974	21
Total of Credit Default Swaps						$20,251	$20,820	$(569)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

AUD-BBR-BBSW - Australian Bank Bill Swap Rate
CAD-BA-CDOR - Canada 3 Month Interbank Rate
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
EUR EXT CPI - European Consumer Price Index ex Tobacco
GBP-LIBOR-BBA - British Pound Sterling - London Inter-Bank Offered Rate
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
NZD-BBR-FRA - New Zealand Dollar Floating Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
UK RPI - United Kingdom Retail Price Index
US CPI U - U.S. Consumer Price Index for Urban Consumers
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

AUD - Australian Dollar	KRW - South-Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Kroner
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	PHP - Philippine Peso
CNY - Chinese Yuan	PLN - Polish Zloty
EUR - Euro	RUB - Russian Ruble
GBP - British Pound	SEK - Swedish Krona
HKD - Hong Kong Dollar	SGD - Singapore Dollar
HUF - Hungarian Forint	THB - Thai Baht
IDR - Indonesian Rupiah	TWD - Taiwan Dollar
INR - Indian Rupee	USD - US Dollar
JPY - Japanese Yen	ZAR - South African Rand

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

	TOTAL RETURN SWAPS *
	Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	AS51BANX	GS	Australia 3M Interbank Rate + 0.10% (1.049%)	monthly	4/16/2020	(1,855,635)	AUD	$(7,831)
	Cosan SA	MS	BRL CDI + 1.50% (6.900%)	monthly	9/16/2021	106,521	BRL	(688)
[2]	GSCBFABA	GS	Australia 3M Interbank Rate + 0.10% (1.049%)	monthly	10/7/2019	(1,639,113)	AUD	(10,896)
[3]	GSCBFACT	GS	USD LIBOR 1M - 0.40% (1.616%)	monthly	8/9/2022	(1,403,184)	USD	(1,984)
[4]	GSCBFERU	GS	EURIBOR 1M - 0.36% (0.817%)	monthly	4/4/2022	(1,486,422)	EUR	(42,567)
[5]	GSCBFGOR	GS	USD LIBOR 1M + 0.30% (2.316%)	monthly	10/31/2019	2,323,959	USD	(148,030)
[6]	GSCBFLPM	GS	USD LIBOR 1M - 0.20% (1.816%)	monthly	6/27/2022	(1,110,050)	USD	3,972
[7]	GSGLFEXC	GS	USD LIBOR 1M + 0.40% (2.416%)	monthly	8/9/2022	1,064,927	USD	(30,654)
[8]	GSGLFPAY	GS	USD LIBOR 1M + 0.40% (2.416%)	monthly	6/21/2022	1,023,682	USD	(3,699)
[9]	JPEBCSMI	JPM	CHF LIBOR 1M + 0.30% (-0.510%)	monthly	7/23/2020	1,411,197	CHF	16,457
[10]	JPFCITSV	JPM	USD LIBOR 1M - 0.35% (1.666%)	monthly	6/10/2020	(2,948,769)	USD	(18,563)
[11]	JPFUAIR	JPM	USD LIBOR 1M - 1.05% (0.966%)	monthly	7/7/2020	(2,672,014)	USD	(60,984)
[12]	JPFUEOIL	JPM	EURIBOR 1M + 0.30% (-0.157%)	monthly	9/9/2020	2,577,934	EUR	37,984
[13]	JPFUMEDA	JPM	USD LIBOR 1M + 0.40% (2.416%)	monthly	8/13/2020	1,232,941	USD	(23,223)
[14]	JPFUOMED	JPM	USD LIBOR 1M - 0.50% (1.516%)	monthly	8/13/2020	(2,516,440)	USD	33,501
[15]	JPFUREGU	JPM	USD LIBOR 1M - 0.40% (1.616%)	monthly	7/30/2020	(2,863,130)	USD	(50,908)
[16]	JPFUSHIP	JPM	USD LIBOR 1M + 0.60% (2.616%)	monthly	7/30/2020	1,845,676	USD	10,245
[17]	JPTAOBRL	JPM	BRL CDI + 0.50% (5.900%)	monthly	11/13/2019	434,010	BRL	(636)
[18]	KAAZ9 CO	JPM	0%	monthly	12/19/2019	6,254,125,500	KRW	(9,293)
[19]	KEZ9 COM	JPM	0%	monthly	12/19/2019	5,213,883,600	KRW	(4,075)
[20]	MSFDRUS	MS	0%	monthly	7/1/2021	29,752,170	USD	122,153
[21]	S5UTIL I	JPM	USD LIBOR 1M + 0.15% (2.166%)	monthly	7/30/2020	3,822,286	USD	61,710
[22]	STBANKX	GS	CIBOR 3M - 0.22% (1.733%)	monthly	4/12/2022	(3,925,770)	CAD	(22,235)
Total of Total Return Swaps								$(150,244)

[a]	Counterparty abbreviations	[b]	Floating rate definitions
	GS - Goldman Sachs		BRL CDI - Brazil Average One-Day Interbank Deposit
	JPM - J.P. Morgan Investment Bank		CIBOR - Canadian Interbank Offered Rate
	MS - Morgan Stanley		EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

*	No Upfront premiums paid on the Total Return Swaps.
[1]	AS51BANX - a capitalization weighted index comprised of companies in the S&P/ASX 200 Stock Index.
[2]	GSCBFABA is a custom basket of Australian bank stocks.
[3]	GSCBFACT is a custom basket of investment management company stocks.
[4]	GSCBFERU is a custom basket of European utility company stocks.
[5]	GSCBFGOR is a custom basket of precious metals mining company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[6]	GSCBFLPM is a custom basket of financial services company stocks.
[7]	GSGLFEXC is a custom basket of financial services company stocks.
[8]	GSGLFPAY is a custom basket of financial services company stocks.
[9]	JPEBCSMI is a custom basket of Swiss stocks.
[10]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[11]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[12]	JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[13]	JPFUMEDA is a custom basket of media company stocks.
[14]	JPFUOMED is a custom basket of media company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[15]	JPFUREGU is a custom basket of U.S. real estate company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[16]	JPFUSHIP is a custom basket of transportation company stocks. The components of the basket as of September 30, 2019 are shown on the following pages.
[17]	JPTAOBRL is a custom basket of Brazilian stocks.
[18]	KAAZ9 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[19]	KEZ9 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[20]	MSFDRUS - The components of the basket as of September 30, 2019 are shown on the following pages.
[21]	S5UTIL - S&P 500 Utilities Sector Index.
[22]	STBANKX - S&P/TSX Composite Banks Industry Group Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

GSCBFGOR Index
Name	Quantity	Value	Weight
Franco-Nevada Corp	56,994	$5,195,573	35.91%
Royal Gold Inc	32,705	4,029,583	27.85%
Wheaton Precious Metals Corp	151,345	3,971,293	27.45%
Osisko Gold Royalties Ltd	136,667	1,271,003	8.79%
		$14,467,452	100.00%

JPFCITSV Index
Name	Quantity	Value	Weight
Fujitsu Ltd	10,401	$832,379	9.10%
Infosys Ltd	67,663	769,324	8.41%
NTT Data Corp	56,903	733,449	8.02%
Oracle Corp	12,956	712,968	7.79%
International Business Machines Corp	4,634	673,841	7.36%
Hewlett Packard Enterprise Co	38,527	584,460	6.39%
Capgemini SE	4,936	581,820	6.36%
Cognizant Technology Solutions Corp	7,388	445,257	4.87%
Temenos AG	2,413	403,797	4.41%
Wipro Ltd	105,171	383,873	4.19%
SYNNEX Corp	3,338	376,904	4.12%
VMware Inc	2,486	373,044	4.08%
Indra Sistemas SA	41,853	362,319	3.96%
Atos SE	4,594	323,984	3.54%
Citrix Systems Inc	3,200	308,819	3.37%
Tieto Oyj	10,298	263,848	2.88%
Sykes Enterprises Inc	8,241	252,505	2.76%
Software AG	8,790	241,617	2.64%
TTEC Holdings Inc	3,382	161,912	1.77%
Conduent Inc	22,132	137,662	1.50%
Worldline SA/France	1,838	116,009	1.27%
DXC Technology Co	3,761	110,961	1.21%
		$9,150,752	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
Qantas Airways Ltd	597,929	$2,537,910	4.80%
Air France-KLM	228,685	2,394,126	4.53%
Ryanair Holdings PLC	206,754	2,379,346	4.50%
Southwest Airlines Co	43,605	2,355,106	4.46%
ANA Holdings Inc	70,040	2,353,449	4.45%
Turk Hava Yollari AO	1,070,155	2,343,104	4.43%
Alaska Air Group Inc	35,814	2,324,687	4.40%
easyJet PLC	161,478	2,282,249	4.32%
Copa Holdings SA	22,550	2,226,813	4.21%
Singapore Airlines Ltd	335,062	2,214,525	4.19%
United Airlines Holdings Inc	24,965	2,207,156	4.18%
Deutsche Lufthansa AG	135,616	2,155,833	4.08%
Delta Air Lines Inc	37,200	2,142,720	4.05%
Japan Airlines Co Ltd	71,913	2,135,780	4.04%
International Consolidated Airlines Group	358,314	2,091,765	3.96%
Hawaiian Holdings Inc	76,725	2,014,798	3.81%
Cathay Pacific Airways Ltd	1,518,647	1,898,461	3.59%
Wizz Air Holdings Plc	42,626	1,893,805	3.58%
Latam Airlines Group SA	160,529	1,781,872	3.37%
Spirit Airlines Inc	45,077	1,636,295	3.10%
JetBlue Airways Corp	96,884	1,622,807	3.07%
China Southern Airlines Co Ltd	2,494,000	1,511,115	2.86%
Air China Ltd	1,686,000	1,484,017	2.81%
AirAsia Group Bhd	3,287,982	1,381,610	2.61%
Finnair Oyj	184,513	1,290,539	2.44%
American Airlines Group Inc	44,063	1,188,379	2.25%
SAS AB	793,520	1,011,897	1.91%
		$52,860,164	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

JPFUEOIL Index
Name	Quantity	Value	Weight
BP PLC	124,058	$786,428	10.41%
Equinor ASA	40,736	775,646	10.27%
OMV AG	14,407	773,460	10.24%
Royal Dutch Shell PLC	26,078	764,844	10.13%
TOTAL SA	14,302	746,693	9.89%
Eni SpA	40,789	624,125	8.26%
Galp Energia SGPS SA	39,245	591,556	7.83%
Repsol SA	37,678	589,092	7.80%
EOG Resources Inc	6,677	495,567	6.56%
Suncor Energy Inc	11,568	365,099	4.83%
Kosmos Energy Ltd	23,853	148,843	1.97%
Lundin Petroleum AB	4,870	146,246	1.94%
DNO ASA	92,051	132,885	1.76%
Aker ASA	2,162	115,137	1.52%
Genel Energy Plc	41,309	93,718	1.24%
Hurricane Energy PLC	174,894	91,574	1.21%
Talos Energy Inc	4,250	86,402	1.14%
BW Offshore Ltd	11,088	76,617	1.01%
Energean Oil & Gas PLC	6,544	75,359	1.00%
Diversified Gas & Oil PLC	55,375	74,861	0.99%
		$7,554,152	100.00%

JPFUOMED Index
Name	Quantity	Value	Weight
Cable One Inc	432	$541,435	5.44%
Nexstar Media Group Inc	4,235	433,318	4.36%
Sinclair Broadcast Group Inc	10,049	429,482	4.32%
Charter Communications Inc	1,039	428,293	4.31%
Comcast Corp	8,859	399,372	4.02%
Walt Disney Co/The	2,805	365,584	3.68%
New York Times Co/The	12,217	347,950	3.50%
Discovery Inc	12,786	340,480	3.42%
ViaSat Inc	4,480	337,401	3.39%
Cinemark Holdings Inc	8,362	323,095	3.25%
DISH Network Corp	9,187	312,986	3.15%
Omnicom Group Inc	3,892	304,763	3.06%
TEGNA Inc	18,641	289,502	2.91%
Informa PLC	26,318	275,576	2.77%
Interpublic Group of Cos Inc/The	12,446	268,337	2.70%
SES SA	14,237	259,614	2.61%
News Corp	18,209	253,473	2.55%
Viacom Inc	10,325	248,098	2.49%
CBS Corp	5,645	227,907	2.29%
Lagardere SCA	10,261	227,102	2.28%
WPP PLC	17,581	219,964	2.21%
Meredith Corp	5,882	215,650	2.17%
Pearson PLC	23,741	215,332	2.16%
Publicis Groupe SA	4,257	209,435	2.11%
Dentsu Inc	5,913	208,046	2.09%
ITV PLC	124,838	193,161	1.94%
Gray Television Inc	11,156	182,070	1.83%
Grupo Televisa SAB	16,523	161,593	1.62%
Eutelsat Communications SA	8,571	159,566	1.60%
AMC Entertainment Holdings Inc	14,008	149,886	1.51%
IMAX Corp	6,618	145,259	1.46%
Gannett Co Inc	12,960	139,186	1.40%
Mediaset SpA	44,966	132,471	1.33%
ProSiebenSat.1 Media SE	9,611	132,447	1.33%
Toho Co Ltd/Tokyo	2,927	128,168	1.29%
Axel Springer SE	1,801	123,742	1.24%
Cineworld Group PLC	41,358	115,889	1.17%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

JPFUOMED Index (Continued)
Name	Quantity	Value	Weight
Mediaset Espana Comunicacion SA	12,178	78,525	0.79%
Nippon Television Holdings Inc	6,134	78,494	0.79%
RTL Group SA	1,616	77,714	0.78%
Lions Gate Entertainment Corp	7,479	69,177	0.70%
National CineMedia Inc	7,425	60,883	0.61%
Technicolor SA	38,278	33,118	0.33%
Houghton Mifflin Harcourt Co	5,222	27,832	0.28%
Television Francaise 1	2,629	23,087	0.23%
Metropole Television SA	1,200	19,684	0.20%
Atresmedia Corp de Medios de Comunicacion	4,566	17,594	0.18%
Television Broadcasts Ltd	8,891	14,495	0.15%
		$9,946,236	100.00%

JPFUREGU Index
Name	Quantity	Value	Weight
Kimco Realty Corp	2,160	$45,099	9.77%
American Assets Trust Inc	948	44,302	9.59%
Brixmor Property Group Inc	2,009	40,762	8.83%
Federal Realty Investment Trust	290	39,521	8.56%
Regency Centers Corp	554	38,494	8.34%
Retail Properties of America Inc	2,875	35,419	7.67%
Simon Property Group Inc	216	33,577	7.27%
SITE Centers Corp	2,114	31,942	6.92%
Vicinity Centres	16,059	27,849	6.03%
Scentre Group	10,475	27,780	6.02%
Taubman Centers Inc	555	22,681	4.91%
Macerich Co/The	556	17,549	3.80%
Urstadt Biddle Properties Inc	602	14,256	3.09%
Brookfield Property Partners LP	566	11,490	2.49%
Tanger Factory Outlet Centers Inc	516	7,983	1.73%
Retail Value Inc	211	7,830	1.70%
Washington Prime Group Inc	1,496	6,192	1.33%
Pennsylvania Real Estate Investment Trust	1,062	6,077	1.31%
CBL & Associates Properties Inc	2,327	3,001	0.64%
		$461,804	100.00%

JPFUSHIP Index
Name	Quantity	Value	Weight
DHT Holdings Inc	587,660	$3,614,109	11.10%
Scorpio Tankers Inc	100,237	2,983,053	9.16%
Qatar Gas Transport Co Ltd	3,800,000	2,502,300	7.69%
AP Moller - Maersk A/S	1,792	2,027,020	6.23%
Star Bulk Carriers Corp	195,698	1,970,679	6.05%
Frontline Ltd/Bermuda	207,600	1,889,160	5.80%
BW LPG Ltd	316,744	1,855,835	5.70%
Euronav NV	172,558	1,587,534	4.88%
Frontline Ltd/Bermuda	166,034	1,511,740	4.64%
Golden Ocean Group Ltd	228,789	1,327,914	4.08%
D/S Norden A/S	96,970	1,322,593	4.06%
GasLog Ltd	102,608	1,318,513	4.05%
Ship Finance International Ltd	89,027	1,249,939	3.84%
Dorian LPG Ltd	116,790	1,209,944	3.72%
Euronav NV	131,441	1,198,072	3.68%
Teekay LNG Partners LP	85,376	1,165,382	3.58%
International Seaways Inc	54,910	1,057,567	3.25%
Golden Ocean Group Ltd	92,697	539,496	1.66%
TORM PLC	61,703	522,606	1.60%
Ocean Yield ASA	89,732	505,514	1.55%
Navigator Holdings Ltd	45,952	490,767	1.51%
Stolt-Nielsen Ltd	27,584	317,470	0.97%
Diamond S Shipping Inc	21,304	234,770	0.72%
Wallenius Wilhelmsen ASA	66,698	154,993	0.48%
		$32,556,970	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

MSFDRUS Index
Name	Quantity	Value	Weight
Vonovia SE	20,790	$102,671	8.72%
K+S AG	19,857	54,335	4.62%
Mosaic Co/The	21,865	54,007	4.59%
Aroundtown SA	65,768	46,031	3.91%
CF Industries Holdings Inc	18,295	39,151	3.33%
LEG Immobilien AG	5,076	32,981	2.80%
Invitation Homes Inc	19,699	27,973	2.38%
American Homes 4 Rent	23,037	25,571	2.17%
Deutsche EuroShop AG	(14,223)	25,429	2.16%
Shopify Inc	877	23,039	1.96%
Klepierre SA	(16,635)	23,032	1.96%
Svenska Handelsbanken AB	(76,461)	22,835	1.94%
Dollar General Corp	3,387	19,543	1.66%
Dollar Tree Inc	3,835	17,641	1.50%
Burlington Stores Inc	2,184	16,489	1.40%
Ollie's Bargain Outlet Holdings Inc	4,651	16,279	1.38%
Deutsche Wohnen SE	6,102	15,101	1.28%
TAG Immobilien AG	14,518	14,244	1.21%
Unibail-Rodamco-Westfield	(2,850)	13,671	1.16%
Capital & Counties Properties PLC	(86,675)	12,791	1.09%
Coupa Software Inc	2,315	12,640	1.07%
Marks & Spencer Group PLC	(46,694)	12,087	1.03%
Grand City Properties SA	8,445	11,784	1.00%
HubSpot Inc	960	11,414	0.97%
alstria office REIT-AG	13,148	11,324	0.96%
AvalonBay Communities Inc	1,600	11,120	0.94%
Nutrien Ltd	7,062	10,928	0.93%
salesforce.com Inc	2,350	10,740	0.91%
Hufvudstaden AB	(8,766)	10,418	0.88%
Urban Outfitters Inc	(4,385)	10,305	0.88%
Eurocommercial Properties NV	(7,625)	9,975	0.85%
Atlassian Corp PLC	1,967	9,737	0.83%
Foot Locker Inc	(3,074)	9,683	0.82%
Veeva Systems Inc	1,453	9,503	0.81%
TLG Immobilien AG	4,347	9,478	0.81%
Children's Place Inc/The	(1,239)	9,367	0.80%
Ross Stores Inc	3,922	8,864	0.75%
Kohl's Corp	(2,502)	8,682	0.74%
Macy's Inc	(4,579)	8,609	0.73%
Ulta Beauty Inc	(335)	8,442	0.72%
Gap Inc/The	(6,664)	7,930	0.67%
Equity Residential	4,169	7,410	0.63%
Cineworld Group PLC	(40,252)	7,276	0.62%
Atrium Ljungberg AB	(2,710)	7,240	0.61%
Ralph Lauren Corp	(1,020)	7,132	0.61%
Nordstrom Inc	(3,407)	6,473	0.55%
Sbanken ASA	18,546	5,710	0.49%
CA Immobilien Anlagen AG	3,392	5,547	0.47%
Mid-America Apartment Communities Inc	2,811	5,481	0.47%
Camden Property Trust	2,335	5,441	0.46%
Other Underlying Index Components *	(468,586)	303,718	25.80%
		$1,177,271	100.00%

* Largest 50 underlying components by market value at September 30, 2019 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2019 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2019, were $2,047,036 which represented 1.12% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2019:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$10,405	$-	$-	$10,405
Foreign Government Notes/Bonds	-	15,555,396	-	15,555,396
Purchased Options and Warrants	1,190,941	9,081,544	-	10,272,485
Short-Term Investments	-	105,654,445	-	105,654,445
United States Treasury Bond	-	27,039,721	-	27,039,721
Total Investments	$1,201,346	$157,331,106	$-	$158,532,452

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(264,535)	$-	$-	$(264,535)
Forward Currency Contracts *	-	(93,642)	-	(93,642)
Future Contracts *	(1,015,564)	-	-	(1,015,564)
Interest Rate Swaps *	-	(904,289)	-	(904,289)
Inflation Swaps *	-	(1,153,171)	-	(1,153,171)
Credit Default Swap *	-	(569)	-	(569)
Total Return Swaps *	-	(150,244)	-	(150,244)
Total Other Financial Instruments	$(1,280,099)	$(2,301,915)	$-	$(3,582,014)

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 27, 2019